Segmented Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Segmented Information [Line Items]
Segmented Information

11.    Segmented Information

The Company’s business consists of only one operating segment, namely exploration of seafloor polymetallic nodules, which includes the development of a metallurgical process to treat such seafloor polymetallic nodules. Details on a geographical basis of the Company’s long-lived assets are as follows:

Equipment	June 30 2021 $	December 31 2020 $
Republic of Nauru	1,500,338	1,292,308
Tonga	12,658	14,892
North America	2,105	2,477
Total	1,515,101	1,309,677

14. Segmented Information

The Company’s business consists of only one operating segment, namely exploration of seafloor polymetallic nodules, which includes the development of a metallurgical process to treat such seafloor polymetallic nodules. Details on a geographical basis of the Company’s long-lived assets are as follows:

Equipment	December 31 2020 $	December 31 2019 $
Republic of Nauru	1,292,308	1,848,048
Tonga	14,892	—
North America	2,477	3,538
Total	1,309,677	1,851,586